UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22763

CPG Carlyle Fund, LLC
 (Exact name of registrant as specified in charter)

805 Third Avenue
New York, New York 10022
 (Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
805 Third Avenue
New York, New York 10022
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

CPG Carlyle Fund, LLC
Schedule of Investments (Unaudited)
June 30, 2016

CPG Carlyle Fund, LLC (a)

Investment in CPG Carlyle Master Fund, LLC, at value - 100.17% (b)	$845,403,416
Liabilities in excess of other assets - (0.17%)	(1,401,286)
Net Assets - 100.00%	$844,002,130

(a)	Invests the majority of its assets in CPG Carlyle Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Schedule of Investments of CPG Carlyle Master Fund, LLC is included below.

CPG Carlyle Master Fund, LLC
Consolidated Schedule of Investments (Unaudited)
June 30, 2016

	Geographic Region	Cost	Fair Value
Investment Funds - 64.22%
Co-Investments - 5.67%
Carlyle ECI Coinvestment, L.P. [a]	North America	$3,015,557	$3,545,672
Carlyle Havasu Coinvestment, L.P. [a]	North America	7,235,350	6,796,626
Carlyle Interlink Coinvestment, L.P. [a]	North America	3,429,322	1,885,423
Carlyle RDSL Coinvestment, L.P. [a]	South America	13,527,438	19,149,796
Carlyle Sapphire Partners, L.P. [a]	North America	9,180,000	8,997,847
CSP III Canaveral Co-investment (Cayman), L.P. [a]	North America	4,128,441	5,077,873
CSP III Magellan Co-investment (Cayman), L.P. [a]	North America	4,082,566	2,140,021
Riverstone Fieldwood Fund, L.P. [a]	North America	305,477	349,725
Total Co-Investments		44,904,151	47,942,983

Primary Investments - 10.68%
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	30,783,870	28,740,353
Carlyle Europe Technology Partners III, L.P. [a]	Europe	7,478,714	7,653,805
Carlyle Global Financial Services Partners II, L.P. [a]	Global	22,963,920	21,074,876
Carlyle International Energy Partners, L.P. [a]	Global	7,116,987	7,488,577
Carlyle Partners VI, L.P. [a]	North America	10,122,811	11,034,065
Carlyle Strategic Partners III, L.P. [a]	North America	9,686,478	9,171,743
JLL Partners Fund VII, L.P. [a]	North America	5,824,202	5,089,365
Total Primary Investments		93,976,982	90,252,784

Secondary Investments - 47.87%
Brazil Buyout Coinvestment, L.P. [a]	South America	199,496	215,486
Carlyle Asia Growth Partners III, L.P. [a]	Asia/Pacific	2,985,471	1,731,023
Carlyle Asia Growth Partners III Coinvestment, L.P. [a]	Asia/Pacific	172,431	289,070
Carlyle Asia Growth Partners IV, L.P. [a]	Asia/Pacific	36,712,591	38,585,805
Carlyle Asia Growth Partners IV Coinvestment, L.P. [a]	Asia/Pacific	1,657,257	1,633,581
Carlyle Asia Partners II, L.P. [a]	Asia/Pacific	7,749,340	5,133,421
Carlyle Asia Partners II Coinvestment, L.P. [a]	Asia/Pacific	3,806,973	1,736,864
Carlyle Asia Partners III, L.P. [a]	Asia/Pacific	7,964,516	15,950,255
Carlyle Asia Partners III Coinvestment, L.P. [a]	Asia/Pacific	1,029,660	1,340,034
Carlyle Europe Partners II, L.P. [a]	Europe	3,165,396	1,784,072
Carlyle Europe Partners II Coinvestment, L.P. [a]	Europe	1,394,799	902,523
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II [a]	Europe	176,983	75,053
Carlyle Europe Partners III, L.P. [a]	Europe	4,462,161	4,496,783
Carlyle Europe Partners III Investment Holdings, L.P. [a]	Europe	6,345,118	7,014,594
Carlyle Europe Technology Partners, L.P. [a]	Europe	-	488,384
Carlyle Europe Technology Partners Coinvestment, L.P. [a]	Europe	11,362	18,228
Carlyle Europe Technology Partners II Coinvestment, L.P. [a]	Europe	325,471	404,321
Carlyle Global Financial Services Partners, L.P. [a]	Global	43,001,140	65,492,303
Carlyle Global Financial Services Partners Coinvestment, L.P. [a]	Global	1,045,371	1,157,058
Carlyle Global Financial Services Partners II Coinvestment, L.P. [a]	Global	35,118	270,029
Carlyle Infrastructure Partners, L.P. [a]	North America	30,402,479	32,998,601
Carlyle Japan Partners Coinvestment, L.P. [a]	Asia/Pacific	175,751	291,310
Carlyle Japan Partners II Coinvestment, L.P. [a]	Asia/Pacific	1,311,467	1,046,011
Carlyle Mezzanine Partners II, L.P. [a]	North America	11,003,286	12,565,394
Carlyle Partners IV, L.P. [a]	North America	-	3,288,346
Carlyle Partners IV Coinvestment, L.P. [a]	North America	665,518	495,887
Carlyle Partners IV Coinvestment (Cayman), L.P. [a]	North America	489,030	593,460
Carlyle Partners V, L.P. [a]	North America	94,272,611	92,576,704
Carlyle Partners V Coinvestment, L.P. [a]	North America	7,020,276	5,080,703
Carlyle Partners V Coinvestment (Cayman), L.P. [a]	North America	2,464,438	1,739,206
Carlyle Partners VI Coinvestment A, L.P. [a]	North America	56,964	202,913
Carlyle Partners VI Coinvestment A (Cayman), L.P. [a]	North America	317,606	347,831
Carlyle/Riverstone Global Energy and Power Fund II [a]	North America	944,272	753,912
Carlyle/Riverstone Global Energy and Power Fund III [a]	North America	4,202,730	2,443,315
Carlyle Strategic Partners II, L.P. [a]	North America	15,602,373	14,203,365
Carlyle Strategic Partners II Coinvestment, L.P. [a]	North America	1,126,294	496,193
Carlyle Strategic Partners III Coinvestment, L.P. [a]	North America	455,895	287,160
Carlyle U.S. Equity Opportunity Fund [a]	North America	1,328,919	1,240,319
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P. [a]	North America	125,493	140,022
Carlyle Venture Partners II Coinvestment, L.P. [a]	North America	247,931	474,620
Carlyle Venture Partners III Coinvestment, L.P. [a]	North America	402,855	354,960
Cerberus International SPV, Ltd. Class g-8 [a]	North America	8,386,693	9,386,755
JLL Partners Fund V, L.P. [a]	North America	23,378,251	22,230,165
MENA Coinvestment, L.P. [a]	North America	457,604	508,748
Mexico Coinvestment, L.P. [a]	North America	3,020	117,362
Newport Global Opportunities Fund, L.P. [a]	North America	30,441,716	34,918,161
Riverstone/Carlyle Global Energy and Power Fund IV [a]	North America	9,687,103	6,871,221
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P. [a]	North America	757,673	709,916
Riverstone Global Energy and Power Fund V [a]	North America	11,497,044	9,620,893
Total Secondary Investments		379,465,946	404,702,339
Total Investment Funds		$518,347,079	$542,898,106

CPG Carlyle Master Fund, LLC
Consolidated Schedule of Investments (Unaudited) (Continued)
June 30, 2016

	Geographic Region	Cost	Fair Value
Direct Investments - 0.23%
Interlink Maritime Corp.	North America	$3,414,224	$1,911,965
Total Direct Investments		3,414,224	1,911,965
Total Investments		$521,761,303	$544,810,071

Short-Term Investments - 39.22%
Fidelity Institutional Money Market Portfolio, Class I, 0.30% [b]		91,074,997	91,074,997
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.48% [b]		60,106,905	60,106,905
Goldman Sachs Financial Square Money Market Fund, Class I, 0.43% [b]		60,123,211	60,123,211
Morgan Stanley Institutional Liquidity Fund, Class I, 0.26% [b]		47,046	47,046
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 0.43% [b]		60,122,751	60,122,751
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 0.43% [b]		60,122,638	60,122,638
Total Short-Term Investments		$331,597,548	$331,597,548

Total Investments - 103.67%		$853,358,851	$876,407,619
Liabilities in excess of other assets - (3.67%)			(31,004,076)
Net Assets - 100.00%			$845,403,543

[a]	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
[b]	The rate shown is the annualized 7-day yield as of June 30, 2016.

Investments as of June 30, 2016
Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	5.67%
Primary Investments	10.68%
Secondary Investments	47.87%
Total Investment Funds	64.22%
Direct Investments	0.23%
Total Direct Investments	0.23%
Short-Term Investments	39.22%
Total Short-Term Investments	39.22%
Total Investments	103.67%
Liabilities in excess of other assets	(3.67)%
Total Net Assets	100.00%

See accompanying notes to financial statements.

CPG Carlyle Fund, LLC (the “Fund”) invests substantially all of its assets in CPG Carlyle Master Fund, LLC (the “Master Fund”). The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•
Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Master Fund at NAV as of the measurement date, or within one year from measurement date.

•
Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency and the existence or absence of certain restrictions at the measurement date. The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets. As such, the Master Fund may not be able to resell some of its investments for extended periods which may be several years. Investment Funds subject to substantial holding periods are classified as Level 3 assets.

The types of private equity Investment Funds that the Master Fund may make include primary, secondary and direct investments/co-investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board’s Audit Committee on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

 In May 2015 the FASB issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. The Master Fund elected to early adopt and retroactively apply ASU 2015-07. As a result of adopting ASU 2015-07, investments in Investment Funds with a fair value of $542,898,106 are excluded from the fair value hierarchy as of June 30, 2016.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$1,911,965	$1,911,965
Short-Term Investments	331,597,548	-	-	331,597,548
Total	$331,597,548	$-	$1,911,965	$333,509,513

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Total
Balance as of April 1, 2016	$1,500,000	$1,500,000
Gross Contributions	414,224	414,224
Gross Distributions	-	-
Realized Gain	-	-
Unrealized Appreciation/(Depreciation)	(2,259)	(2,259)
Balance as of June 30, 2016	$1,911,965	$1,911,965

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 for the period ended June 30, 2016.

The amount of the net change in unrealized appreciation/(depreciation) for the period ended June 30, 2016 relating to investments in Level 3 assets still held at June 30, 2016 is $(2,259).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG Carlyle Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	August 29, 2016

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	August 29, 2016

*	Print the name and title of each signing officer under his or her signature.